Finance Expense and Income - Summary of Other Financial (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022 [1]
Disclosure of Finance Income [abstract]
Finance Expense - Net foreign exchange gains/(losses)	$ (147)	$ (353)	$ (363)
Finance Expense - Net gains/(losses) on hedging instruments	(312)	(613)	(747)
Finance Expense - Hyperinflation monetary adjustments	(78)	0	0
Finance Expense - Other financial income/(expense), including bank fees and taxes	(315)	(248)	(239)
Finance Expense - Other financial results	(852)	(1,214)	(1,349)
Finance Income - Net foreign exchange gains/(losses)	0	0	0
Finance Income - Net gains/(losses) on hedging instruments	0	0	0
Finance Income - Hyperinflation monetary adjustments	0	17	286
Finance Income - Other financial income/(expense), including bank fees and taxes	8	25	66
Finance Income - Other financial results	8	42	352
Net - Net foreign exchange gains/(losses)	(147)	(353)	(363)
Net - Net gains/(losses) on hedging instruments	(312)	(613)	(747)
Net - Hyperinflation monetary adjustments	(78)	17	286
Net - Other financial income/(expense), including bank fees and taxes	(306)	(223)	(173)
Net - Other financial results	$ (843)	$ (1,172)	$ (997)

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(expense). The 2022 presentation was amended to conform to the 2023 and 2024 presentation.